AMERICAN LIFE


                             SEPARATE ACCOUNT NO. 3
                                  ANNUAL REPORT


                                DECEMBER 31, 1999


   This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                 THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                             Separate Account No. 3
                                  Annual Report
                                December 31, 1999

Dear Policyowner:

      We are pleased to send you the 1999 Annual Report of American Life's Separate Account No. 3. This Account, which commenced operations in late 1994, is an investment vehicle for owners of our Variable Universal Life policies. Separate Account No. 3 consists of seventeen distinct funds. Each invests in shares of one of nine funds of Mutual of America Investment Corporation ("Investment Company"): the Money Market, All America, Equity Index, Mid-Cap
Equity Index (commenced operations on May 3, 1999), Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): The Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

      Each of the Funds of Separate Account No. 3 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the Funds of Separate Account No. 3 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invested in 1999 are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P"and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing approximately half of its assets in companies believed to possess above-average growth potential and the other half of its assets in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      At a special meeting of shareholders of the Investment Company scheduled for February 28, 2000, Aggressive Equity Fund shareholders who owned shares as of December 21, 1999 will vote on a proposal to amend the investment objective of the Fund to read: "The investment objective of the Aggressive Equity Fund is capital appreciation." If approved, the Fund will continue to invest in growth and value stocks, but the Adviser will determine the percentage of Fund assets to be invested in each type of stock, rather than investing Fund assets approximately equally in each type.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of primarily investment grade debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program, by investing in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities, by investing primarily in established companies that do business principally outside of the United States and that are listed on foreign exchanges.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks that meet certain fundamental and technical standards and are considered by the Fund's management to have better-than-average prospects for appreciation.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the Portfolio's investment and social criteria.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation, and it also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

      Fidelity VIP II Contrafund Portfolio: This Portfolio seeks capital appreciation over the Long-Term by investing primarily in securities of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio normally invests in common stocks.

      Fidelity VIP II Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long-term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the year ended December 31, 1999, the following total returns were experienced in these seventeen Separate Account Funds:

      Investment Company Money Market Fund(1) .........................   + 2.7%
      Investment Company All America Fund .............................   +23.0%
      Investment Company Equity Index Fund ............................   +17.9%
      Investment CompanyMid-Cap Equity Index Fund(2) ..................   +10.1%
      Investment Company Bond Fund ....................................   - 4.1%
      Investment Company Short-Term Bond Fund .........................   + 1.9%
      Investment Company Mid-Term Bond Fund ...........................   - 0.9%
      Investment Company Composite Fund ...............................   +12.6%
      Investment Company Aggressive Equity Fund .......................   +40.1%
      Scudder Bond Fund ...............................................   - 3.1%
      Scudder Capital Growth Fund .....................................   +32.2%
      Scudder International Fund ......................................   +51.1%
      American Century VP Capital Appreciation Fund ...................   +61.2%
      Calvert Social Balanced Fund ....................................   + 9.7%
      Fidelity VIP Equity-Income Fund .................................   + 4.1%
      Fidelity VIP II Contrafund ......................................   +21.6%
      Fidelity VIP II Asset Manager Fund ..............................   + 8.7%

      ----------

      (1) The seven-day net annualized effective yield as of 2/15/00 was 3.38% and is not necessarily indicative of future actual yields.

      (2)   Commenced operations May 3, 1999; total return is from that date.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all policyowners) based upon a hypothetical $1,000 invested at the beginning of the period. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each Fund of Separate Account No. 3. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolios of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and Fidelity VIP II.

      Total Return Separate Account Performance Notes for extended time periods and other services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.


                               Sincerely,


                               /s/ Manfred Altstadt
                               --------------------
                               Manfred Altstadt
                               Senior Executive Vice President
                               and Chief Financial Officer,
                               The American Life Insurance Company of New York

CONTENTS

                                                                           Page
                                                                           ----
 Annual Report of American Life Separate Account No. 3 ...................    1

   Statement of Assets and Liabilities ...................................    5

   Statement of Operations ...............................................    7

   Statements of Changes in Net Assets ...................................    9

   Notes to Financial Statements .........................................   12

   Report of Independent Public Accountants ..............................   17

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1999

                                                                                  Investment Company
                                                            -------------------------------------------------------------
                                                              Money         All         Equity        Mid-Cap
                                                              Market      America        Index      Equity Index    Bond
                                                               Fund        Fund          Fund          Fund         Fund
                                                            ---------    ---------     --------     ------------  -------
ASSETS:
Investments in Mutual of America Investment
   Corporation at market value
   (Cost:
   Money Market Fund -- $10,972
   All America Fund -- $1,010,289
   Equity Index Fund -- $553,382
   Mid-Cap Equity Index Fund -- $9,965
   Bond Fund -- $39,473)
   (Notes 1 and 2) .....................................     $10,711     $1,205,450     $693,551     $10,545      $35,597
Due From (To) General Account ..........................          32          7,327        7,739          (5)         558
                                                             -------     ----------     --------     -------      -------
NET ASSETS .............................................     $10,743     $1,212,777     $701,290     $10,540      $36,155
                                                             =======     ==========     ========     =======      =======
UNIT VALUE AT DECEMBER 31, 1999 (Note 5) ...............     $  2.11     $    10.05     $   3.41     $  1.11      $  3.07
                                                             =======     ==========     ========     =======      =======
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 1999 (Note 5) ..........................       5,096        120,656      205,553       9,513       11,766
                                                             =======     ==========     ========     =======      =======


                                                                                      INVESTMENT COMPANY
                                                                      ----------------------------------------------------
                                                                                                                Aggressive
                                                                      Short-Term     Mid-Term     Composite       Equity
                                                                       Bond Fund     Bond Fund      Fund           Fund
                                                                      ----------    ----------    ---------     ----------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund -- $3,544
   Mid-Term Bond Fund -- $4,171
   Composite Fund -- $437,065
   Aggressive Equity Fund -- $365,151)
   (Notes 1 and 2) ..................................................    $3,364        $3,910     $457,025      $495,573
Due From (To) General Account .......................................       (29)          (43)       7,887         1,876
                                                                         ------        ------     --------      --------
NET ASSETS ..........................................................    $3,335        $3,867     $464,912      $497,449
                                                                         ======        ======     ========      ========
UNIT VALUE AT DECEMBER 31, 1999 (Note 5) ............................    $ 1.28        $ 1.32     $   5.61      $   2.85
                                                                         ======        ======     ========      ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 1999 (Note 5) .......................................     2,603         2,919       82,918       174,367
                                                                         ======        ======     ========      ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1999

                                                                                                                 American
                                                                                  Scudder                        Century
                                                                   -----------------------------------------   ------------
                                                                                  Capital                       VP Capital
                                                                     Bond         Growth     International     Appreciation
                                                                     Fund          Fund           Fund            Fund
                                                                   -----------------------------------------   ------------
ASSETS:
Investment in Scudder Portfolio and American Century VP
   Capital Application Fund at market value
   (Cost:
   Scudder Bond Fund -- $13,388
   Scudder Capital Growth Fund -- $816,318
   Scudder International Fund -- $299,065
   American Century VP Capital
     Appreciation Fund -- $109,101)
   (Notes 1 and 2) .........................................       $7,793        $  999,330      $305,319        $157,385
Due From (To) General Account ..............................          143             3,117           176             266
                                                                   ------        ----------      --------        --------
NET ASSETS .................................................       $7,936        $1,002,447      $305,495        $157,651
                                                                   ======        ==========      ========        ========
UNIT VALUE AT DECEMBER 31, 1999 (Note 5) ...................       $12.73        $    48.17      $  25.83        $  17.40
                                                                   ======        ==========      ========        ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 1999 (Note 5) ..............................          623            20,809        11,828           9,062
                                                                   ======        ==========      ========        ========


                                                                    Calvert                  Fidelity
                                                                  ----------------------------------------------------
                                                                    Social        VIP         VIP II        VIP II
                                                                   Balanced   Equity-Income   Contra     Asset Manager
                                                                     Fund         Fund         Fund          Fund
                                                                  ----------  -------------  --------    -------------
ASSETS:
Investments in Calvert Social Balanced Portfolio and
   Fidelity Portfolios at market value
   (Cost:
   Calvert Social  Balanced Fund -- $78,246
   VIP  Equity-Income  Fund -- $328,028
   VIP II Contra Fund -- $495,731
   VIP II Asset Manager Fund -- $224,132)
   (Notes 1 and 2) .........................................       $69,605      $237,833     $583,881      $205,687
Due From (To) General Account ..............................          (223)        1,097        3,937        (1,542)
                                                                   -------      --------     --------      --------
NET ASSETS .................................................       $69,382      $238,930     $587,818      $204,145
                                                                   =======      ========     ========      ========
UNIT VALUE AT DECEMBER 31, 1999 (Note 5) ...................       $  3.37      $  32.21     $  32.13      $  26.40
                                                                   =======      ========     ========      ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 1999 (Note 5) ..............................        20,588         7,417       18,296         7,732
                                                                   =======      ========     ========      ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1999

                                                                                           Investment Company
                                                                    ---------------------------------------------------------------
                                                                                                                          Mid-Cap
                                                                     Money Market      All America     Equity Index    Equity Index
                                                                         Fund             Fund             Fund            Fund*
                                                                    -------------      -----------     ------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income  (Notes 1 and 4):
   Dividend Income ...............................................     $    495         $ 90,639        $ 17,838        $     84
                                                                       --------         --------        --------        --------
Expenses (Note 3):
   Fees and administrative expenses ..............................          332           14,489           8,336              54
                                                                       --------         --------        --------        --------
NET INVESTMENT INCOME (LOSS) .....................................          163           76,150           9,502              30
                                                                       --------         --------        --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .......................            9            5,982           2,583              (1)
   Net unrealized appreciation (depreciation) of
     investments .................................................          (90)         142,058          86,992             580
                                                                       --------         --------        --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS ..................................................          (81)         148,040          89,575             579
                                                                       --------         --------        --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .....................................     $     82         $224,190        $ 99,077        $    609
                                                                       ========         ========        ========        ========


                                                                                        Investment Company
                                                               ---------------------------------------------------------------------
                                                                                                                          Aggressive
                                                                  Bond        Short-Term     Mid-Term       Composite      Equity
                                                                  Fund         Bond Fund     Bond Fund        Fund          Fund
                                                               ---------      ----------     ---------      ---------    -----------
INVESTMENT INCOME AND EXPENSES:
Income  (Notes 1 and 4):
   Dividend Income .......................................     $   2,546      $     274      $     239      $  32,089     $      27
                                                               ---------      ---------      ---------      ---------     ---------
Expenses  (Note 3):
   Fees and administrative expenses ......................         1,179             56            128          7,533         4,651
                                                               ---------      ---------      ---------      ---------     ---------
NET INVESTMENT INCOME (LOSS) .............................         1,367            218            111         24,556        (4,624)
                                                               ---------      ---------      ---------      ---------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ...............          (728)             7            (39)         3,345        (1,287)
   Net unrealized appreciation (depreciation) of
     investments .........................................        (2,629)          (119)          (155)        28,739       146,822
                                                               ---------      ---------      ---------      ---------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS ...........................................        (3,357)          (112)          (194)        32,084       145,535
                                                               ---------      ---------      ---------      ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .............................     $  (1,990)     $     106      $     (83)     $  56,640     $ 140,911
                                                               =========      =========      =========      =========     =========

----------
* Commenced operations May 3, 1999.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1999

                                                                                                                       American
                                                                                       Scudder                          Century
                                                                   -----------------------------------------------   -------------
                                                                                       Capital                        VP Capital
                                                                        Bond           Growth        International   Appreciation
                                                                        Fund            Fund             Fund            Fund
                                                                   -----------------------------------------------   -------------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income ...........................................       $    364         $ 72,252         $ 16,406         $     --
                                                                     --------         --------         --------         --------
Expenses (Note 3):
   Fees and administrative expenses ..........................            301            9,449            2,459            1,339
                                                                     --------         --------         --------         --------
NET INVESTMENT INCOME (LOSS) .................................             63           62,803           13,947           (1,339)
                                                                     --------         --------         --------         --------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ...................          2,420           29,561           42,870             (538)
   Net unrealized appreciation
      (depreciation) of investments ..........................         (2,853)         150,030           41,902           61,812
                                                                     --------         --------         --------         --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ................................           (433)         179,591           84,772           61,274
                                                                     --------         --------         --------         --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .................................       $   (370)        $242,394         $ 98,719         $ 59,935
                                                                     ========         ========         ========         ========


                                                                        Calvert                           Fidelity
                                                                      ----------      ----------------------------------------------
                                                                        Social            VIP              VIP II         VIP II
                                                                       Balanced       Equity-Income        Contra      Asset Manager
                                                                         Fund             Fund              Fund           Fund
                                                                      ----------      -------------       --------     -------------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income ...........................................         $  6,639          $ 10,795         $ 15,980         $ 11,496
                                                                       --------          --------         --------         --------
Expenses (Note 3):
   Fees and administrative expenses ..........................            1,126             5,386            6,311            2,871
                                                                       --------          --------         --------         --------
NET INVESTMENT INCOME (LOSS) .................................            5,513             5,409            9,669            8,625
                                                                       --------          --------         --------         --------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ...................            2,463            49,375           26,565            7,343
   Net unrealized appreciation
     (depreciation) of investments ...........................           (2,145)          (45,328)          62,794              169
                                                                       --------          --------         --------         --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ................................              318             4,047           89,359            7,512
                                                                       --------          --------         --------         --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .................................         $  5,831          $  9,456         $ 99,028         $ 16,137
                                                                       ========          ========         ========         ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                         Investment Company
                                             -----------------------------------------------------------------------------
                                                Money Market Fund         All America Fund            Equity Index Fund
                                             -----------------------------------------------------  ----------------------
                                               1999        1998         1999            1998         1999          1998
                                             --------    --------    -----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $    163    $     58    $    76,150    $   89,933    $    9,502    $   26,288
   Net realized gain (loss) on
     investments .........................          9          (6)         5,982         1,744         2,583         2,147
   Net unrealized appreciation
     (depreciation) of investments .......        (90)        (27)       142,058        32,513        86,992        34,890
                                             --------    --------    -----------    ----------    ----------    ----------
Net Increase (Decrease) in net assets
   resulting from operations .............         82          25        224,190       124,190        99,077        63,325
                                             --------    --------    -----------    ----------    ----------    ----------
From Unit Transactions:
   Contributions .........................      5,763       6,108        225,775       241,902       200,423       180,950
   Withdrawals ...........................       (741)        (57)       (14,164)      (10,084)      (10,982)       (7,360)
   Net Transfers .........................       (687)     (3,176)       (78,826)      (49,261)       10,361         4,004
                                             --------    --------    -----------    ----------    ----------    ----------
Net Increase (Decrease) from unit
   transactions ..........................      4,335       2,875        132,785       182,557       199,802       177,594
                                             --------    --------    -----------    ----------    ----------    ----------
NET INCREASE (DECREASE) IN
   NET ASSETS ............................      4,417       2,900        356,975       306,747       298,879       240,919
NET ASSETS:
Beginning of Year ........................      6,326       3,426        855,802       549,055       402,411       161,492
                                             --------    --------    -----------    ----------    ----------    ----------
End of Year ..............................   $ 10,743    $  6,326    $ 1,212,777    $  855,802    $  701,290    $  402,411
                                             ========    ========    ===========    ==========    ==========    ==========


                                                                                   Investment Company
                                                    --------------------------------------------------------------------------------
                                                        Mid-Cap
                                                    Equity Index Fund*           Bond Fund                   Short-Term Bond Fund
                                                    -----------------   ----------------------------    ----------------------------
                                                         1999                1999            1998            1999            1998
                                                    -----------------   -------------    -----------    ------------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ....................       $     30        $  1,367        $  1,687        $    218        $    103
         Net realized gain (loss) on
    investments ....................................             (1)           (728)            233               7               6
   Net unrealized appreciation
     (depreciation) of investments .................            580          (2,629)         (1,044)           (119)            (12)
                                                           --------        --------        --------        --------        --------
Net Increase (Decrease) in net assets
   resulting from operations .......................            609          (1,990)            876             106              97
                                                           --------        --------        --------        --------        --------
From Unit Transactions:
   Contributions ...................................          1,768          23,334          25,539           1,436           1,370
   Withdrawals .....................................             --          (1,742)         (2,714)           (553)             --
   Net Transfers ...................................          8,163         (23,253)         (5,483)           (668)           (277)
                                                           --------        --------        --------        --------        --------
Net Increase (Decrease) from unit
  transactions .....................................          9,931          (1,661)         17,342             215           1,093
                                                           --------        --------        --------        --------        --------
NET INCREASE (DECREASE) IN
  NET ASSETS .......................................         10,540          (3,651)         18,218             321           1,190
NET ASSETS:
Beginning of Period/Year ...........................             --          39,806          21,588           3,014           1,824
                                                           --------        --------        --------        --------        --------
End of Year ........................................       $ 10,540        $ 36,155        $ 39,806        $  3,335        $  3,014
                                                           ========        ========        ========        ========        ========

----------
* Commenced operations May 3, 1999.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                         Investment Company
                                                   ---------------------------------------------------------------------------------
                                                            Mid-Term                                              Aggressive
                                                            Bond Fund               Composite Fund                Equity Fund
                                                   -----------------------------------------------------   -------------------------
                                                       1999          1998         1999          1998           1999         1998
                                                   -------------  ----------   ----------    -----------   -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ................    $     111      $     49     $  24,556     $  14,028     $  (4,624)    $  (1,051)
   Net realized gain (loss) on
     investments ...............................          (39)           (1)        3,345        (2,308)       (1,287)       (5,609)
   Net unrealized appreciation
     (depreciation) of investments .............         (155)          (30)       28,739        40,252       146,822        (9,779)
                                                    ---------      --------     ---------     ---------     ---------     ---------
Net Increase (Decrease) in net assets
   resulting from operations ...................          (83)           18        56,640        51,972       140,911       (16,439)
                                                    ---------      --------     ---------     ---------     ---------     ---------
From Unit Transactions:
   Contributions ...............................        3,734         4,187       143,578       160,764       122,221       164,628
   Withdrawals .................................          (33)         (157)       (7,275)      (13,170)      (11,223)      (15,635)
   Net Transfers ...............................       (2,933)       (2,597)     (230,186)      (43,657)      (51,648)      (57,515)
                                                    ---------      --------     ---------     ---------     ---------     ---------
Net Increase (Decrease) from unit
  transactions .................................          768         1,433       (93,883)      103,937        59,350        91,478
                                                    ---------      --------     ---------     ---------     ---------     ---------
NET INCREASE (DECREASE) IN
   NET ASSETS ..................................          685         1,451       (37,243)      155,909       200,261        75,039
NET ASSETS:
Beginning of Year ..............................        3,182         1,731       502,155       346,246       297,188       222,149
                                                    ---------      --------     ---------     ---------     ---------     ---------
End of Year ....................................    $   3,867      $  3,182     $ 464,912     $ 502,155     $ 497,449     $ 297,188
                                                    =========      ========     =========     =========     =========     =========


                                                                                    Scudder
                                             --------------------------------------------------------------------------------------
                                                       Bond Fund             Capital Growth Fund            International Fund
                                             --------------------------    --------------------------   ---------------------------
                                                 1999           1998           1999           1998          1999           1998
                                             -----------    -----------    -----------    -----------   ------------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $        63    $       140    $    62,803    $    21,930    $    13,947    $    13,208
   Net realized gain (loss) on
     investments .........................         2,420            435         29,561         59,922         42,870          8,854
   Net unrealized appreciation
     (depreciation) of investments .......        (2,853)          (417)       150,030         20,657         41,902         (3,025)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) in net assets
   resulting from operations .............          (370)           158        242,394        102,509         98,719         19,037
                                             -----------    -----------    -----------    -----------    -----------    -----------
From Unit Transactions:
   Contributions .........................         6,655          7,436        179,349        171,043         48,408         41,383
   Withdrawals ...........................        (7,951)          (747)       (19,485)       (17,243)        (4,488)        (3,269)
   Net Transfers .........................         2,657         (4,105)       (32,768)       (37,452)         5,086         (6,087)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) from unit
  transactions ...........................         1,361          2,584        127,096        116,348         49,006         32,027
                                             -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS ............................           991          2,742        369,490        218,857        147,725         51,064
NET ASSETS:
Beginning of Year ........................         6,945          4,203        632,957        414,100        157,770        106,706
                                             -----------    -----------    -----------    -----------    -----------    -----------
End of Year ..............................   $     7,936    $     6,945    $ 1,002,447    $   632,957    $   305,495    $   157,770
                                             ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                            American Century                       Calvert
                                                                       -------------------------------------------------------------
                                                                       VP Capital Appreciation Fund         Social Balanced Fund
                                                                       ----------------------------     ----------------------------
                                                                            1999             1998           1999            1998
                                                                       -------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ....................................      $  (1,339)      $   3,232       $   5,513       $   2,632
   Net realized gain (loss) on investments .........................           (538)         (2,064)          2,463           3,550
   Net unrealized appreciation (depreciation) of investments .......         61,812          (3,934)         (2,145)         (1,400)
                                                                          ---------       ---------       ---------       ---------
Net Increase (Decrease) in net assets resulting
   from operations .................................................         59,935          (2,766)          5,831           4,782
                                                                          ---------       ---------       ---------       ---------
From Unit Transactions:
   Contributions ...................................................         19,332          28,381          29,109          30,086
   Withdrawals .....................................................         (3,725)         (1,400)         (1,433)         (2,076)
   Net Transfers ...................................................        (12,717)         (9,765)        (10,503)        (12,258)
                                                                          ---------       ---------       ---------       ---------
Net Increase (Decrease) from unit transactions .....................          2,890          17,216          17,173          15,752
                                                                          ---------       ---------       ---------       ---------
NET INCREASE (DECREASE) IN NET ASSETS ..............................         62,825          14,450          23,004          20,534
NET ASSETS:
Beginning of Year ..................................................         94,826          80,376          46,378          25,844
                                                                          ---------       ---------       ---------       ---------
End of Year ........................................................      $ 157,651       $  94,826       $  69,382       $  46,378
                                                                          =========       =========       =========       =========


                                                                                      Fidelity
                                                   ---------------------------------------------------------------------------------
                                                     VIP Equity-Income Fund        VIP II Contra Fund      VIP II Asset Manager Fund
                                                   --------------------------  -------------------------   -------------------------
                                                       1999          1998          1999          1998         1999           1998
                                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ................    $   5,409     $   6,552     $   9,669     $  10,289     $   8,625     $  11,124
   Net realized gain (loss) on
     investments ...............................       49,375        41,256        26,565        43,590         7,343        17,688
   Net unrealized appreciation
     (depreciation) of investments .............      (45,238)      (31,062)       62,794        22,246           169       (13,211)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net Increase (Decrease) in net assets
   resulting from operations ...................        9,456        16,746        99,028        76,125        16,137        15,601
                                                    ---------     ---------     ---------     ---------     ---------     ---------
From Unit Transactions:
   Contributions ...............................      102,202       132,435       128,973       124,636        63,355        69,680
   Withdrawals .................................      (20,796)      (22,291)      (14,050)      (15,833)       (3,675)       (2,791)
   Net Transfers ...............................      (73,688)      (58,797)       (3,218)      (43,163)      (23,061)      (31,342)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net Increase (Decrease) from
  unit transactions ............................        7,718        51,347       111,705        65,640        36,619        35,547
                                                    ---------     ---------     ---------     ---------     ---------     ---------
NET INCREASE (DECREASE) IN
  NET ASSETS ...................................       17,174        68,093       210,733       141,765        52,756        51,148
NET ASSETS:
Beginning of Year ..............................      221,756       153,663       377,085       235,320       151,389       100,241
                                                    ---------     ---------     ---------     ---------     ---------     ---------
End of Year ....................................    $ 238,930     $ 221,756     $ 587,818     $ 377,085     $ 204,145     $ 151,389
                                                    =========     =========     =========     =========     =========     =========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 3 of The American Life Insurance Company of New York ("the Company") was established in conformity with New York Insurance Law and commenced operations on December 21, 1994 as a unit investment trust. On that date, the following American Life Funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund .The American Life Funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Life Investment Fund ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert").

      On May 1, 1995, Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 3 as investment alternatives. The Fidelity Equity-Income Fund invests in the corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP") and the Contrafund and Asset Manager Funds invest in corresponding portfolios of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 3.

      Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

      The significant accounting policies of Separate Account No. 3 are as follows:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company"under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

2. INVESTMENTS

      The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at December 31, 1999 are as follows:

                                                         Number of     Net Asset
                                                           Shares        Value
                                                         ---------     ---------
      Investment Company Funds:
         Money Market Fund: ...........................      9,026      $ 1.19
         All America Fund .............................    357,922        3.37
         Equity Index Fund ............................    240,742        2.88
         Mid-Cap Equity Index Fund ....................      9,514        1.11
         Bond Fund ....................................     27,442        1.30
         Short-Term Bond Fund .........................      3,389        0.99
         Mid-Term Bond Fund ...........................      4,513        0.87
         Composite Fund ...............................    239,869        1.91
         Aggressive Equity Fund .......................    229,289        2.16
      Scudder Portfolios:
         Bond Portfolio ...............................      1,201        6.49
         Capital Growth Portfolio--Class "A" ..........     34,306       29.13
         International Portfolio--Class "A" ...........     15,011       20.34

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2. INVESTMENTS (CONTINUED)

                                                          Number of    Net Asset
                                                            Shares       Value
                                                          ---------    ---------
   American Century VP Capital Appreciation Fund ........   10,605      $14.84
   Calvert Social Balanced Portfolio ....................   32,090        2.17
   Fidelity Portfolios:
      Equity-Income--"Initial" Class ....................    9,251       25.71
      Contrafund--"Initial" Class .......................   20,030       29.15
      Asset Manager--"Initial" Class ....................   11,017       18.67

3. EXPENSES

      Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is
 .20% and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each Fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

      Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts a mortality risk charge daily, at an annual rate of .70%, from the value of the net assets of each Fund. An expense risk charge, deducted daily, at an annual rate of .15% from the value of the net assets of each Fund, compensates the Company for the risk that administrative expenses incurred will be greater than estimated.

4. DIVIDENDS

      All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. On December 31, 1999 a dividend distribution was made by the Investment Company to shareholders of record as of December 30, 1999. Prior thereto, the Investment Company declared and paid a dividend distribution on September 15, 1999. The combined amount of these dividends was as follows:

      Money Market Fund .............................................   $    495
      All America Fund ..............................................     90,639
      Equity Index Fund .............................................     17,838
      Mid-Cap Equity Index Fund .....................................         84
      Bond Fund .....................................................      2,546
      Short-Term Bond Fund ..........................................        274
      Mid-Term Bond Fund ............................................        239
      Composite Fund ................................................     32,089
      Aggressive Equity Fund ........................................         27

      On January 27, 1999 and April 28, 1999, dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $364.

      On January 27, 1999 and April 28, 1999, dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $72,252.

      On April 28, 1999, a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $16,406.

      On December 30, 1999, a dividend was paid by the Calvert Social Balanced Portfolio. The amount of the dividend was $6,639.

      On February 5, 1999, a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $10,795.

      On February 5, 1999, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $15,980.

      On February 5, 1999, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $11,496.

      No dividend was paid by the American Century VP Capital Appreciation Fund during 1999.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. FINANCIAL HIGHLIGHTS

      Shown below are financial highlights for a Unit outstanding for the year ended December 31, 1999 and for each of the previous years, or, if not in existence a full year, the initial period ended December 31:

                                                                       Investment Company
                                          ---------------------------------------------------------------------------------------
                                                      Money Market Fund                            All America Fund
                                          --------------------------------------  -----------------------------------------------
                                          1999     1998    1997    1996    1995     1999       1998      1997      1996     1995
                                          -----   -----   -----   -----   -----   --------   -------   -------   -------   -----
Unit value, beginning
   of year ............................   $2.03   $1.95   $1.87   $1.80   $1.77   $   8.09   $  6.76   $  5.39   $  4.52   $ 3.36
                                          =====   =====   =====   =====   =====   ========   =======   =======   =======   ======
Unit value, end
   of year ............................   $2.11   $2.03   $1.95   $1.87   $1.80   $  10.05   $  8.09   $  6.76   $  5.39   $ 4.52
                                          =====   =====   =====   =====   =====   ========   =======   =======   =======   ======
Units outstanding,
   end of year ........................   5,096   3,113   1,755     442      25    120,656   105,770    81,264    39,912    9,813
                                          =====   =====   =====   =====   =====   ========   =======   =======   =======   ======


                                                                            Investment Company
                                    -----------------------------------------------------------------------------------------------
                                                                                  Mid-Cap
                                                                                  Equity
                                              Equity Index Fund                  Index Fund                 Bond Fund
                                    -------------------------------------------- ---------- ---------------------------------------
                                      1999      1998      1997     1996     1995    1999*    1999     1998    1997    1996     1995
                                    -------   --------   ------   ------   -----    -----   ------   ------   -----   -----   -----
Unit value, beginning
   of period/year ...............   $  2.86   $   2.26   $ 1.72   $ 1.42   $1.25    $1.00   $ 3.17   $ 3.00   $2.75   $2.69   $2.36
                                    =======   ========   ======   ======   =====    =====   ======   ======   =====   =====   =====
Unit value, end
   of year ......................   $  3.41   $   2.86   $ 2.26   $ 1.72   $1.42    $1.11   $ 3.07     3.17   $3.00   $2.75   $2.69
                                    =======   ========   ======   ======   =====    =====   ======   ======   =====   =====   =====
Units outstanding,
end of year .....................   205,553    140,499   71,579   26,794   4,449    9,513   11,766   12,551   7,204   3,239     507
                                    =======   ========   ======   ======   =====    =====   ======   ======   =====   =====   =====



                                                                              Investment Company
                                             --------------------------------------------------------------------------------------
                                                        Short-Term Bond Fund                           Mid-Term Bond Fund
                                             -----------------------------------------    -----------------------------------------
                                              1999     1998     1997     1996     1995     1999     1998     1997     1996     1995
                                             -----    -----    -----    -----    -----    -----    -----    -----    -----    -----
Unit value, beginning
   of year ..............................    $1.24    $1.19    $1.14    $1.10    $1.08    $1.32    $1.26    $1.19    $1.16    $1.11
                                             =====    =====    =====    =====    =====    =====    =====    =====    =====    =====
Unit value, end
   of year ..............................    $1.28    $1.24    $1.19    $1.14    $1.10    $1.32    $1.32    $1.26    $1.19    $1.16
                                             =====    =====    =====    =====    =====    =====    =====    =====    =====    =====
Units outstanding,
 end of year ............................    2,603    2,422    1,530      908      302    2,919    2,404    1,374      460       28
                                             =====    =====    =====    =====    =====    =====    =====    =====    =====    =====


                                                                           Investment Company
                                      -------------------------------------------------------------------------------------------
                                                     Composite Fund                              Aggressive Equity Fund
                                      ------------------------------------------   ----------------------------------------------
                                       1999     1998      1997     1996     1995     1999      1998      1997     1996      1995
                                      ------   -------   ------   ------   -----   -------   -------   -------   ------   -------
Unit value, beginning
   of year ........................   $ 4.93   $  4.36   $ 3.75   $ 3.39   $3.14   $  2.02   $  2.15   $  1.80   $ 1.43   $  1.05
                                      ======   =======   ======   ======   =====   =======   =======   =======   ======   =======
Unit value, end
of year ...........................   $ 5.61   $  4.93   $ 4.36   $ 3.75   $3.39   $  2.85   $  2.02   $  2.15   $ 1.80   $  1.43
                                      ======   =======   ======   ======   =====   =======   =======   =======   ======   =======
Units outstanding,
   end of year ....................   82,918   101,886   79,417   27,055   2,688   174,367   147,405   103,218   46,985    12,411
                                      ======   =======   ======   ======   =====   =======   =======   =======   ======   =======

----------
* Commenced operations May 3, 1999.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 Scudder
                                          ---------------------------------------------------------------------------------------
                                                          Bond Fund                                 Capital Growth Fund
                                          ------------------------------------------   ------------------------------------------
                                           1999     1998     1997     1996     1995     1999     1998     1997     1996     1995
                                          ------   ------   ------  -------   ------   ------   ------   ------   ------   ------
Unit value, beginning
   of year ............................   $13.02   $12.37   $11.48   $11.30   $10.68   $36.07   $29.64   $22.11   $18.64   $14.67
                                          ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Unit value, end
   of year ............................   $12.73   $13.02   $12.37   $11.48   $11.30   $48.17   $36.07   $29.64   $22.11   $18.64
                                          ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Units outstanding,
end of year ...........................      623      534      340      120       35   20,809   17,547      970    5,067    2,011
                                          ======   ======   ======   ======   ======   ======   ======   ======   ======   ======


                                                                                             Scudder
                                                            -----------------------------------------------------------------------
                                                                                         International Fund
                                                            -----------------------------------------------------------------------
                                                              1999             1998            1997            1996           1995
                                                            --------         -------         -------         -------         ------
Unit value, beginning of year .....................         $  16.93         $ 14.46         $ 13.43         $ 11.85         $10.80
                                                            ========         =======         =======         =======         ======
Unit value, end of year ...........................         $  25.83         $ 16.93         $ 14.46         $ 13.43         $11.85
                                                            ========         =======         =======         =======         ======
Units outstanding, end of year ....................           11,828           9,321           7,377           5,193            715
                                                            ========         =======         =======         =======         ======


                                                           American Century                                 Calvert
                                             ------------------------------------------   ----------------------------------------
                                                      VP Capital Appreciation Fund                      Social Balanced Fund
                                             ------------------------------------------   ----------------------------------------
                                              1999     1998     1997     1996     1995     1999      1998    1997    1996    1995
                                             ------   ------   ------   ------   ------   ------   -------   -----   -----   -----
Unit value, beginning
   of year ...............................   $10.69   $11.04   $11.53   $12.18   $11.14   $ 3.04   $  2.65   $2.23   $2.01   $1.89
                                             ======   ======   ======   ======   ======   ======   =======   =====   =====   =====
Unit value, end
   of year ...............................   $17.40   $10.69   $11.04   $11.53   $12.18   $ 3.37   $  3.04   $2.65   $2.23   $2.01
                                             ======   ======   ======   ======   ======   ======   =======   =====   =====   =====
Units outstanding,
   end of year ...........................    9,062    8,874    7,282    5,921    4,409   20,588    15,253   9,760   2,364     115
                                             ======   ======   ======   ======   ======   ======   =======   =====   =====   =====


                                                                                    Fidelity
                                          -----------------------------------------------------------------------------------------
                                                      VIP Equity-Income Fund                         VIP II Contra Fund
                                          ------------------------------------------   --------------------------------------------
                                           1999     1998     1997     1996     1995*    1999      1998      1997     1996     1995*
                                          ------   ------   ------   ------   ------   ------   -------   -------   ------   ------
Unit value, beginning
   of year/period .....................   $30.65   $27.77   $21.93   $19.43   $17.68   $26.16   $ 20.36   $ 16.59   $13.85   $12.41
                                          ======   ======   ======   ======   ======   ======   =======   =======   ======   ======
Unit value, end
   of year ............................   $32.21   $30.65   $27.77   $21.93   $19.43   $32.13   $ 26.16   $ 20.36   $16.59   $13.85
                                          ======   ======   ======   ======   ======   ======   =======   =======   ======   ======
Units outstanding,
   end of year ........................    7,417    7,236    5,533    2,393      449   18,296    14,417    11,560    6,672      756
                                          ======   ======   ======   ======   ======   ======   =======   =======   ======   ======


                                                                                     Fidelity
                                                          ------------------------------------------------------------------
                                                                             VIP II Asset Manager Fund
                                                          ------------------------------------------------------------------
                                                           1999           1998           1997           1996           1995*
                                                          ------         ------         ------         ------         ------
Unit value, beginning of year/period .................    $24.04         $21.14         $17.72         $15.66         $14.87
                                                          ======         ======         ======         ======         ======
Unit value, end of year ..............................    $26.40         $24.04         $21.14         $17.72         $15.66
                                                          ======         ======         ======         ======         ======
Units outstanding, end of year .......................     7,732          6,297          4,742          2,639          1,178
                                                          ======         ======         ======         ======         ======

----------
 * Commenced operations May 1, 1995.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                    NOTES TO FINANCIAL STATEMENTS (Continued)

6. SUBSEQUENT EVENT

      In September 1999, Mutual of America Life Insurance Company ("Mutual of America"), submitted to the New York Insurance Department a Plan of Reorganization whereby Mutual of America would prepare for the sale of its wholly-owned subsidiary, The American Life Insurance Company of New York ("the Company"). In preparation for such sale, Mutual of America would assume, subject to approval from the Company's policyowners, the Company's in force business. Upon obtaining approval from the policyowners, Mutual of America will assume the Company's outstanding Variable Universal Life policies ("Policies") pursuant to the assumption reinsurance agreement. Upon transfer of these Policies, Mutual of America will replace the Company as the issuer of the Policies. Commensurate with the transfer, all of the assets and obligations of the variable portion of these Policies will be transferred to Mutual of America's Separate Account No. 3.

                    Report of Independent Public Accountants

To The American Life Insurance Company of New York:

      We have audited the accompanying statement of assets and liabilities of American Life Separate Account No. 3 as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Life Separate Account No. 3 as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


Arthur Andersen LLP
New York, New York
February 21, 2000

                        THE AMERICAN LIFE
                        INSURANCE COMPANY OF NEW YORK
                        A SUBSIDIARY OF MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                        MUTUAL OF AMERICA LIFE INSURANCE COMPANY IS A REGISTERED BROKER-DEALER AND DISTRIBUTES THE VARIABLE PRODUCTS OF THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                        320 PARK AVENUE
                        NEW YORK, NY 10022-6839
                        212-224-1700

                        www.mutualofamerica.com